Annual Total Returns[BarChart] - Endeavor - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.15%)	18.51%	27.99%	7.61%	(10.79%)	20.85%	17.43%	(17.08%)	21.75%	(0.32%)